Condensed Financial Information of the Parent Company	6 Months Ended
Mar. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s unaudited condensed consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the unaudited condensed consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of March 31, 2024 and September 30, 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated financial statements, if any.

	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
ASSETS
Cash	$69,114	$9,248
Short-term investments	2,527,603	13,219,005
Due from subsidiaries	10,785,261	10,878,344
Total current assets	13,381,978	24,106,597

Non-current assets
Investment in subsidiaries	$13,554,925	$15,426,104

Total assets	$26,936,903	$39,532,701

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Due to related parties	192,807	-
TOTAL CURRENT LIABILITIES	$192,807	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01875 par value, 166,666,666 shares authorized, 3,645,974 and 3,625,000 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively	68,362	67,969
Additional paid-in capital	29,278,766	29,279,159
Retained earnings	(502,618)	12,598,839
Accumulated other comprehensive loss	(2,100,414)	(2,413,266)
Total shareholders’ equity	26,744,096	39,532,701

Total liabilities and shareholders’ equity	$26,936,903	$39,532,701

UNIVERSE PHARMACEUTICALS INC AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(UNAUDITED)

	For the six months ended March 31,
	2024	2023
Operating costs and expenses:
General and administrative expenses	$(232,809)	$(116,431)

Other income (expenses):
Realized (loss) gain on short-term investments	(3,094,084)	166,931
Change in fair value of short-term investments	(7,617,502)
Other expenses	(291)	(507)

Equity in loss of subsidiaries	(2,156,771)	(765,420)

Net loss	(13,101,457)	(715,427)
Foreign currency translation adjustments	312,852	1,399,775
Comprehensive (loss) income attributable to the Company	$(12,788,605)	$684,348

UNIVERSE PHARMACEUTICALS INC AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

(UNAUDITED)

	For the six months ended March 31,
	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(13,101,457)	$(715,427)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	2,156,771	765,420
Realized (loss) gain on short-term investments	3,094,084	(166,931)
Change in fair value of short-term investments	7,617,502	-
Changes in operating assets and liabilities:
Due from subsidiaries	93,083	105,058
Due to related parties	192,807	-
Net cash provided by (used in) operating activities	52,790	(11,880)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments	(313,541)	-
Sale of short-term investments	313,541	-
Net cash provided by investing activities	-	-

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	7,076	120

CHANGES IN CASH	59,866	(11,760)

CASH, beginning of period	9,248	28,917

CASH, end of period	$69,114	$17,157